Income tax - Summary of Reconciliation of Tax Expense and Accounting Loss (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sweden
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Income tax rate	20.60%	21.40%	21.40%	22.00%